Stock Based Compensation Plans: (Details 1) - $ / shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Stock Based Compensation Plans Details One [Abstract]
Options outstanding - beginning of period	4,554,565	5,091,565
Weighted average exercise price - options outstanding	$ 3.11	$ 3.13
Options expired	(185,000)	(487,000)
Weighted average exercise price - options expired	$ 3.43	$ 3.34
Options outstanding - end of period	4,369,565	4,604,565
Weighted average exercise price - options outstanding	$ 3.09	$ 3.11
Options exercisable - end of period	4,369,565	4,060,818
Weighted average exercise price - options exercisable	$ 3.09	$ 3.10